               Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This  Supplement  updates the Prospectus  and Statement of Additional  Information  for the following  variable  annuity  products:
 Stagecoach  Advisor Plan III,  Stagecoach XTra Credit SIX,  Stagecoach APEX II, American  Skandia  Variable  Immediate  Annuity and
 American Skandia Variable Adjustable Immediate Annuity.

This Supplement  should be read and retained with the current  Prospectus for your annuity  contract issued by American Skandia Life
Assurance Corporation  ("American  Skandia").  This Supplement is intended to update certain information in the May, 2004 Prospectus and Statement of Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this  supplement to announce four  additional  ProFund VP  portfolios  as investment  options and certain  changes to existing ProFund VP investment options.

1.    The underlying  Portfolios  listed below are being offered as new Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect  this  change,  in the  section of the  prospectus  entitled  "UNDERLYING  MUTUAL FUND  PORTFOLIO  ANNUAL
          EXPENSES", sub-section "ProFund VP":

          a.      The following information is added:

-------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                                                                                                                            Total
                                                                     Management          Other           12b-1 Fees        Annual
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Portfolio
                                                                                                                          Operating
                                                                                                                          Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------

          b.      Footnote 14 is replaced in its entirety by the following:

14.  ProFund  Advisors LLC has  contractually  agreed to waive  Investment  Advisory and  Management  Services Fees and to reimburse other  expenses with respect to all of the ProFund VP options,  except for ProFund VP Short Mid-Cap Fund, to the extent Total Annual
Portfolio  Operating  Expenses,  as a percentage  of average  daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S.  Government
Plus) through  December 31, 2004.  After such date, any of the expense  limitations may be terminated or revised.  Amounts waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or  reimbursement to the extent  that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation  in place at that time.  A waiver or  reimbursement  lowers the expense ratio and increases  overall returns to investors.  "Other  Expenses" are estimated for
ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

      2. The following  underlying  Portfolios  are being added to the chart in the prospectus in the section  entitled  "INVESTMENT
      OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     3.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be  included  in certain  of its  indexes.  As a result,  there will be  changes  to  certain  ProFund VP  investment  options as described below.

       a.  Effective on or about  December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the
Dow Jones U.S.  Consumer  Cyclical  Sector Index to the Dow Jones U.S.  Consumer  Services  Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow  Jones  U.S.  Consumer  Non-Cyclical  Sector  Index to the Dow  Jones  U.S.  Consumer  Goods  Index and the name of the portfolio  will  change to the  ProFund  VP  Consumer  Goods  Portfolio.  As a result,  in the  section of the  prospectus  entitled
"Investment  Options/What are the Investment Objectives and Policies of the Portfolios?",  the chart describing the investment style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In addition,  the changes  being  implemented  by Dow Jones & Company,  Inc.  will result in other  changes to ProFund VP investment  options but do not involve  significant  changes to the index  composition  of these  portfolios.  Effective on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above ProFund VP investment  options  affected by the index changes are referred to in several  places within the prospectus and statement  of  additional  information.  The  supplement  is  intended  to  amend  each of such  references.  You may  find  further information about these changes in the prospectus supplement for each portfolio.

WLS APEX II/WLS ASAP 3/WLS XT 6/
VIA-S/VIA-T Supp (11.12.04)                                       3                                                     NOILLUSSup2